Share-Based Compensation Plans - Summary of outstanding share-settled RSU grants (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Units
Unvested, beginning of year (in shares)	0
Granted (in shares)	10,328,220
Vested (in shares)	(3,674,973)
Forfeited (in shares)	(116,092)
Unvested, end of year (in shares)	6,537,155	0
Weighted Average Grant Date Fair Value
Unvested, beginning of year (in dollars per share)	$ 21.00	$ 0
Granted (in dollars per share)		21.00
Vested (in dollars per share)		21.00
Forfeited (in dollars per share)		21.00
Unvested, end of year (in dollars per share)		$ 21.00